Loan Commitments and Standby Letters of Credit (Tables)	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
Schedule of Exposure to Credit Loss for Loan Commitments and Standby Letters of Credit
The Company's maximum exposure to credit loss for loan commitments (unfunded loans and unused lines of credit, including home equity lines of credit) and standby letters of credit outstanding were as follows:

	December 31,
(in thousands)	2012	2011
Unfunded commitments of existing commercial loans	$308,721	$269,180
Unfunded commitments of existing consumer/residential loans	98,903	86,273
Standby letters of credit	34,052	36,455
Commitments to grant loans	4,862	11,658
Total	$446,538	$403,566